Loss per share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Loss per share [Abstract]
Loss attributable to shareholders	$ (9,289)	$ (10,379)	$ (20,101)	$ (18,045)
Weighted average number of shares in issue (in shares)	62,028,736	52,028,145	60,039,492	52,028,145
Basic loss per share (in dollars per share)	$ (0.15)	$ (0.2)	$ (0.33)	$ (0.35)
Diluted loss per share (in dollars per share)	$ (0.15)	$ (0.2)	$ (0.33)	$ (0.35)